Investment Portfolio - September 30, 2019

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 95.3%

Non-Convertible Corporate Bonds - 95.3%
Communication Services - 9.7%
Diversified Telecommunication Services - 1.0%
CenturyLink, Inc., 5.625%, 4/1/2020	B2	$660,000	$669,141

Media - 5.6%
Cablevision Systems Corp., 8.00%, 4/15/2020	B3	660,000	678,975
CCO Holdings LLC - CCO Holdings Capital Corp.[2], 5.375%, 6/1/2029	B1	665,000	708,225
Cumulus Media New Holdings, Inc.[2], 6.75%, 7/1/2026	B2	690,000	722,775
Diamond Sports Group, LLC - Diamond Sports Finance Co.[2], 6.625%, 8/15/2027	B2	695,000	721,062
Entercom Media Corp.[2], 7.25%, 11/1/2024	B3	320,000	331,200
Townsquare Media, Inc.[2], 6.50%, 4/1/2023	B3	665,000	663,338

			3,825,575

Wireless Telecommunication Services - 3.1%
Sprint Communications, Inc., 7.00%, 8/15/2020	B3	695,000	717,386
Sprint Corp., 7.25%, 9/15/2021	B3	660,000	704,286
Sprint Corp., 7.125%, 6/15/2024	B3	645,000	695,181

			2,116,853

Total Communication Services			6,611,569

Consumer Discretionary - 11.4%
Auto Components - 1.5%
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025	B2	320,000	310,800
Techniplas LLC[2], 10.00%, 5/1/2020	Caa2	870,000	735,150

			1,045,950

Diversified Consumer Services - 1.6%
GEMS MENASA Cayman Ltd. - GEMS Education Delaware, LLC (United Arab Emirates)[2], 7.125%, 7/31/2026	B2	1,045,000	1,077,656

Household Durables - 6.7%
Ashton Woods USA LLC - Ashton Woods Finance Co.[2], 6.75%, 8/1/2025	Caa1	715,000	713,212
LGI Homes, Inc.[2], 6.875%, 7/15/2026	B1	1,345,000	1,398,800
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	Ba3	1,005,000	1,070,325
Weekley Homes LLC - Weekley Finance Corp., 6.625%, 8/15/2025	B3	1,415,000	1,418,538

			4,600,875

Specialty Retail - 1.6%
Staples, Inc.[2], 7.50%, 4/15/2026	B1	1,055,000	1,086,967

Total Consumer Discretionary			7,811,448

Consumer Staples - 2.9%
Food & Staples Retailing - 2.5%
Albertsons Cos, Inc. - Safeway, Inc. - New Albertsons LP - Albertsons LLC, 5.75%, 3/15/2025	B3	690,000	709,561

Investment Portfolio - September 30, 2019

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food & Staples Retailing (continued)
KeHE Distributors, LLC - KeHE Finance Corp.[2], 8.625%, 10/15/2026	B3		$1,000,000	$1,020,000

				1,729,561

Household Products - 0.4%
Spectrum Brands, Inc.[2], 5.00%, 10/1/2029	B2		250,000	254,375

Total Consumer Staples				1,983,936

Energy - 16.8%
Energy Equipment & Services - 1.7%
Nabors Industries, Inc., 5.50%, 1/15/2023	B1		695,000	571,638
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2], 8.25%, 2/15/2025	B3		695,000	590,750

				1,162,388

Oil, Gas & Consumable Fuels - 15.1%
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 3/1/2027	Ba3		695,000	579,456
Antero Midstream Partners LP - Antero Midstream Finance Corp.[2], 5.75%, 1/15/2028	Ba3		695,000	576,850
Bruin E&P Partners, LLC[2], 8.875%, 8/1/2023	Caa1		695,000	519,512
Calumet Specialty Products Partners LP - Calumet Finance Corp.[2], 11.00%, 4/15/2025	Caa1		1,025,000	1,025,000
Dynagas LNG Partners LP - Dynagas Finance, Inc. (Monaco), 6.25%, 10/30/2019	WR	[3]	2,295,000	2,296,607
Euronav Luxembourg S.A. (Belgium)[2], 7.50%, 5/31/2022	WR	[3]	800,000	808,000
GasLog Ltd. (Monaco), 8.875%, 3/22/2022	WR	[3]	660,000	683,100
Jonah Energy LLC - Jonah Energy Finance Corp.[2], 7.25%, 10/15/2025	Caa2		1,085,000	363,475
Lonestar Resources America, Inc.[2], 11.25%, 1/1/2023	Caa2		695,000	568,162
Moss Creek Resources Holdings, Inc.[2], 10.50%, 5/15/2027	B3		225,000	182,250
NuStar Logistics LP, 6.75%, 2/1/2021	Ba2		670,000	698,207
Rockies Express Pipeline, LLC[2], 5.625%, 4/15/2020	Ba1		1,025,000	1,039,094
Southwestern Energy Co.[4], 6.20%, 1/23/2025	Ba3		695,000	611,586
W&T Offshore, Inc.[2], 9.75%, 11/1/2023	B3		350,000	334,117

				10,285,416

Total Energy				11,447,804

Financials - 11.7%
Capital Markets - 2.1%
AG Merger Sub II, Inc.[2], 10.75%, 8/1/2027	Caa1		690,000	700,350
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	B2		675,000	700,312

				1,400,662

Consumer Finance - 2.0%
SLM Corp., 5.125%, 4/5/2022	Ba2		1,365,000	1,399,125

Investment Portfolio - September 30, 2019

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services - 4.6%
Fidelity & Guaranty Life Holdings, Inc.[2], 5.50%, 5/1/2025	Ba2	$670,000	$718,575
Global Aircraft Leasing Co. Ltd. (Cayman Islands)[2,5], 6.50%, 9/15/2024	Ba2	1,035,000	1,047,937
Jefferies Finance, LLC - JFIN Co. - Issuer Corp.[2], 6.25%, 6/3/2026	Ba2	350,000	361,375
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland)[2], 10.50%, 6/1/2024	B3	1,060,000	1,028,200

			3,156,087

Thrifts & Mortgage Finance - 3.0%
Acrisure LLC - Acrisure Finance, Inc.[2], 7.00%, 11/15/2025	Caa2	695,000	647,949
Radian Group, Inc., 4.875%, 3/15/2027	Ba2	1,390,000	1,407,375

			2,055,324

Total Financials			8,011,198

Health Care - 1.6%
Health Care Providers & Services - 1.6%
MEDNAX, Inc.[2], 6.25%, 1/15/2027	Ba2	1,095,000	1,086,711

Industrials - 18.6%
Airlines - 1.9%
American Airlines Group, Inc.[2], 5.50%, 10/1/2019	B1	1,265,000	1,265,000

Commercial Services & Supplies - 5.2%
The ADT Security Corp., 6.25%, 10/15/2021	Ba3	660,000	702,900
Prime Security Services Borrower LLC - Prime Finance, Inc.[2], 5.75%, 4/15/2026	Ba3	660,000	687,258
Prime Security Services Borrower, LLC - Prime Finance, Inc.[2], 5.25%, 4/15/2024	Ba3	685,000	703,187
Stericycle, Inc.[2], 5.375%, 7/15/2024	BB6	1,385,000	1,423,087

			3,516,432

Construction & Engineering - 2.4%
HC2 Holdings, Inc.[2], 11.50%, 12/1/2021	Caa1	350,000	308,000
Tutor Perini Corp.[2], 6.875%, 5/1/2025	B2	1,395,000	1,353,150

			1,661,150

Marine - 7.6%
American Tanker, Inc. (Norway)[2], 9.25%, 2/22/2022	WR3	1,760,000	1,782,010
Borealis Finance, LLC[2], 7.50%, 11/16/2022	WR3	1,470,000	1,381,800
Diana Shipping, Inc. (Greece), 9.50%, 9/27/2023	WR3	700,000	686,000
Global Ship Lease, Inc. (United Kingdom)[2], 9.875%, 11/15/2022	B3	1,248,000	1,308,060

			5,157,870

Investment Portfolio - September 30, 2019

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors - 1.5%
Fortress Transportation & Infrastructure Investors, LLC[2], 6.50%, 10/1/2025	B1	$1,030,000	$1,058,325

Total Industrials			12,658,777

Information Technology - 2.1%
Communications Equipment - 2.1%
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	Ba1	1,330,000	1,423,100

Materials - 12.2%
Chemicals - 2.0%
CF Industries, Inc., 7.125%, 5/1/2020	Ba3	660,000	678,150
Olin Corp., 5.625%, 8/1/2029	Ba1	685,000	712,606

			1,390,756

Containers & Packaging - 2.1%
ARD Securities Finance S.A.R.L (Luxembourg)[2,5], 8.75%, 1/31/2023	Caa2	717,468	742,579
Mauser Packaging Solutions Holding Co.[2], 7.25%, 4/15/2025	Caa2	735,000	694,796

			1,437,375

Metals & Mining - 7.1%
Infrabuild Australia Pty Ltd. (Australia)[2], 12.00%, 10/1/2024	Ba3	1,035,000	1,063,463
Kinross Gold Corp. (Canada), 4.50%, 7/15/2027	Ba1	675,000	707,893
Mountain Province Diamonds, Inc. (Canada)[2], 8.00%, 12/15/2022	B3	1,415,000	1,383,162
Northwest Acquisitions ULC - Dominion Finco, Inc.[2], 7.125%, 11/1/2022	B3	1,395,000	819,562
Petra Diamonds US Treasury plc (South Africa)[2], 7.25%, 5/1/2022	B3	695,000	549,050
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[2], 7.50%, 6/15/2025	B2	320,000	284,800

			4,807,930

Paper & Forest Products - 1.0%
Norbord, Inc. (Canada)[2], 5.75%, 7/15/2027	Ba1	695,000	712,375

Total Materials			8,348,436

Real Estate - 5.2%
Equity Real Estate Investment Trusts (REITS) - 2.6%
HAT Holdings I LLC - HAT Holdings II LLC[2], 5.25%, 7/15/2024	BB6	670,000	704,338
Iron Mountain, Inc.[2], 4.875%, 9/15/2027	Ba3	1,065,000	1,089,154

			1,793,492

Real Estate Management & Development - 2.6%
Five Point Operating Co. LP - Five Point Capital Corp.[2], 7.875%, 11/15/2025	B3	1,050,000	1,065,750
Forestar Group, Inc.[2], 8.00%, 4/15/2024	B2	640,000	691,200

			1,756,950

Total Real Estate			3,550,442

Investment Portfolio - September 30, 2019

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities - 3.1%
Electric Utilities - 1.0%
NextEra Energy Operating Partners LP2, 4.25%, 7/15/2024	Ba1	$685,000	$705,550

Independent Power and Renewable Electricity Producers - 2.1%
Drax Finco plc (United Kingdom)[2], 6.625%, 11/1/2025	BB6	1,355,000	1,409,200

Total Utilities			2,114,750

TOTAL CORPORATE BONDS (Identified Cost $66,373,839)			65,048,171

SHORT-TERM INVESTMENT - 6.0%
Dreyfus Government Cash Management, Institutional Shares, 1.85%[7], (Identified Cost $4,092,220)		4,092,220	4,092,220

TOTAL INVESTMENTS - 101.3% (Identified Cost $70,466,059)			69,140,391
LIABILITIES, LESS OTHER ASSETS - (1.3%)			(885,726)

NET ASSETS - 100%			$68,254,665

[1]	Credit ratings from Moody’s (unaudited).
[2]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $44,795,379, or 65.6% of the Series’ net assets as of September 30, 2019.

[3]	Credit rating has been withdrawn. As of September 30, 2019, there is no rating available (unaudited).
[4]

Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

[5]	Represents a Payment-In-Kind bond.
[6]	Credit ratings from S&P (unaudited).
[7]	Rate shown is the current yield as of September 30, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - September 30, 2019

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Corporate debt:
Communication Services	$6,611,569	$—	$6,611,569	$—
Consumer Discretionary	7,811,448	—	7,811,448	—
Consumer Staples	1,983,936	—	1,983,936	—
Energy	11,447,804	—	11,447,804	—
Financials	8,011,198	—	8,011,198	—
Health Care	1,086,711	—	1,086,711	—
Industrials	12,658,777	—	12,658,777	—
Information Technology	1,423,100	—	1,423,100	—
Materials	8,348,436	—	8,348,436	—
Real Estate	3,550,442	—	3,550,442	—
Utilities	2,114,750	—	2,114,750	—
Mutual fund	4,092,220	4,092,220	—	—

Total assets	$69,140,391	$4,092,220	$65,048,171	$—

There were no Level 3 securities held by the Series as of December 31, 2018 or September 30, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.